11. Financial Instruments (Details) - CAD	Jun. 30, 2015	Mar. 31, 2015
Derivative liability - Warrants	CAD 348,665	CAD 364,878
Level 1
Derivative liability - Warrants	0	0
Level 2
Derivative liability - Warrants	0	0
Level 3
Derivative liability - Warrants	CAD 348,665	CAD 364,878